LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES	LEASESMedAvail maintains operating leases primarily for manufacturing facilities, research and development facilities, corporate offices, and certain equipment. Pursuant to the transition guidance in ASC 842, MedAvail elected a package of practical expedients which allowed it to not reassess whether its current contracts contain leases, and to retain historical lease classifications for its current leases.
Lease terms include options to extend or terminate leases when it is reasonably certain that MedAvail will exercise those options. Real estate leases for facilities have an average remaining lease term of 2 – 3 years, which include options to extend the leases for up to two years where applicable.
Certain of MedAvail’s lease agreements contain variable lease payments that are adjusted periodically for inflation or to adjust estimated amounts for actual operating expenses; these variable amounts are not material. When sublease income is generated for certain properties, MedAvail records our liability separately from those expected inflows. MedAvail’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. See Note 19 for rental revenue.
Operating lease expense was $0.8 million and $0.7 million for the years ended December 31, 2020 and 2019, respectively.
Balance sheet amounts for lease assets and leases liabilities are as follows:

	December 31,
	2020	2019
Assets
Operating:	$1,108	$1,050
Finance:	131	—
Total assets	$1,239	$1,050
Liabilities:
Operating:
Current	612	526
Long-term	572	565
Finance:
Current	53	—
Long-term	79	—
Total liabilities	$1,316	$1,091
The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s leases as follows:

	December 31,
	2020	2019
Finance leases:
Weighted-average remaining lease term (years)	2.4	—
Weighted-average discount rate	6.0%	—
Operating leases:
Weighted-average remaining lease term (years)	2.5	2.3
Weighted-average discount rate	6.0%	6.0%
Maturities of operating leases liabilities are as follows:

December 31, 2020
2021	$663
2022	311
2023	165
2024	105
2025	37
Thereafter	—
Total lease payments	1,281
Less: present value discount	(97)
Total leases	$1,184
Maturities of finance lease liabilities are as follows:

December 31, 2020
2021	$58
2022	57
2023	27
2024	—
2025	—
Thereafter	—
Total finance lease payments	142
Less: imputed interest	(10)
Total leases	$132
At December 31, 2019, MedAvail determined that two of its operating lease locations were no longer necessary and began to search for sublessees. As a result, MedAvail determined that the ROU Assets related to these two operating leases were impaired. MedAvail recorded a reserve against the ROU Assets in the amount of $41 thousand based upon estimates of future sublease dates and sublease rental rates. As of December 31, 2020, the reserve has been maintained.

LEASES	LEASESMedAvail maintains operating leases primarily for manufacturing facilities, research and development facilities, corporate offices, and certain equipment. Pursuant to the transition guidance in ASC 842, MedAvail elected a package of practical expedients which allowed it to not reassess whether its current contracts contain leases, and to retain historical lease classifications for its current leases.
Lease terms include options to extend or terminate leases when it is reasonably certain that MedAvail will exercise those options. Real estate leases for facilities have an average remaining lease term of 2 – 3 years, which include options to extend the leases for up to two years where applicable.
Certain of MedAvail’s lease agreements contain variable lease payments that are adjusted periodically for inflation or to adjust estimated amounts for actual operating expenses; these variable amounts are not material. When sublease income is generated for certain properties, MedAvail records our liability separately from those expected inflows. MedAvail’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. See Note 19 for rental revenue.
Operating lease expense was $0.8 million and $0.7 million for the years ended December 31, 2020 and 2019, respectively.
Balance sheet amounts for lease assets and leases liabilities are as follows:

	December 31,
	2020	2019
Assets
Operating:	$1,108	$1,050
Finance:	131	—
Total assets	$1,239	$1,050
Liabilities:
Operating:
Current	612	526
Long-term	572	565
Finance:
Current	53	—
Long-term	79	—
Total liabilities	$1,316	$1,091
The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s leases as follows:

	December 31,
	2020	2019
Finance leases:
Weighted-average remaining lease term (years)	2.4	—
Weighted-average discount rate	6.0%	—
Operating leases:
Weighted-average remaining lease term (years)	2.5	2.3
Weighted-average discount rate	6.0%	6.0%
Maturities of operating leases liabilities are as follows:

December 31, 2020
2021	$663
2022	311
2023	165
2024	105
2025	37
Thereafter	—
Total lease payments	1,281
Less: present value discount	(97)
Total leases	$1,184
Maturities of finance lease liabilities are as follows:

December 31, 2020
2021	$58
2022	57
2023	27
2024	—
2025	—
Thereafter	—
Total finance lease payments	142
Less: imputed interest	(10)
Total leases	$132
At December 31, 2019, MedAvail determined that two of its operating lease locations were no longer necessary and began to search for sublessees. As a result, MedAvail determined that the ROU Assets related to these two operating leases were impaired. MedAvail recorded a reserve against the ROU Assets in the amount of $41 thousand based upon estimates of future sublease dates and sublease rental rates. As of December 31, 2020, the reserve has been maintained.